Summary of Significant Accounting Policies - Schedule of Disaggregated Information (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Disaggregated Information [Line Items]
Online advertising	$ 19,084,523	$ 2,452,740	$ 17,611,950	$ 30,472,131	$ 3,916,777	$ 40,654,896
Online advertising [Member]
Schedule of Disaggregated Information [Line Items]
Online advertising	5,714,663	734,448	6,291,253	10,728,665	1,379,024	14,609,390
Offline advertising and web banner [Member]
Schedule of Disaggregated Information [Line Items]
Online advertising	7,548,741	970,163	10,598,757	17,966,617	2,309,363	22,595,715
Provisioning of strategic planning services [Member]
Schedule of Disaggregated Information [Line Items]
Online advertising	264,648	34,012	192,878	369,124	47,446	661,731
Other services [Member]
Schedule of Disaggregated Information [Line Items]
Online advertising	1,788,609	229,872	529,062	1,407,725	180,944	2,788,060
Point in time [Member]
Schedule of Disaggregated Information [Line Items]
Online advertising	7,498,253	963,675	6,820,315	12,136,390	1,559,968	17,078,624
Over time [Member]
Schedule of Disaggregated Information [Line Items]
Online advertising	$ 11,586,270	$ 1,489,065	$ 10,791,635	$ 18,335,741	$ 2,356,809	$ 23,576,272